Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2018
Summary Of Significant Accounting Policies
Basis of Consolidation

Basis of Consolidation

Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity. The financial statements of the subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the Consolidated Financial Statements. The Consolidated Financial Statements include the accounts of the Company, the legal parent, together with its wholly-owned subsidiaries, Ice Studio, DoubleTap and Novicius Acquisition Corp.

Revenue Recognition

Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists which is when a contract or sales order is signed by both parties, delivery has occurred, ownership has been transferred to the customer, price is fixed or determinable and ultimate collection is reasonably assured at the time of delivery. Revenue from advertising revenue were recognized when services were provided.

Foreign Currency

Foreign Currency

Items included in the Consolidated Financial Statements of each of the Company’s wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in profit or loss.

Assets and liabilities of entities with functional currencies other than Canadian dollars are translated at the year-end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in the foreign currency translation reserve under other comprehensive income.

Going Concern

Going Concern

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgment. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There is an uncertainty regarding the Corporation’s ability to continue as a going concern (see Note 1 b and Note 16).

Fair Value of Financial Instruments	Fair Value of Financial Instruments The estimated fair value of financial assets and liabilities, by their very nature, are subject to measurement uncertainty.
Fair Value of Derivative Liabilities

Fair Value of Derivative Liabilities

The Company is exposed to risks related to changes in its share prices, foreign exchange rates, interest rate and volatility rates used to determine the estimated fair value of its derivative liabilities. In the determination of the fair value of these instruments, the Company utilizes certain independent values and, when not available, internal financial models which are based primarily on observable market data. Management’s judgment is required in the development of these models. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, discount rates and dividend yield.

Settlement of Debt with Equity Instruments

Settlement of Debt with Equity Instruments

Equity instruments issued to a creditor to extinguish a financial liability are measured at the fair value of the equity instruments at the date the financial liability is extinguished. The Company estimates the fair value of warrants using the Binomial Lattice pricing model and further assumptions including the expected life, volatility, discount rates and dividend yield. The fair value of the units comprising shares and warrants issued in connection with the extinguishment of a financial liability are then prorated to the total market value of the common shares.

Fair Value of Stock Based Compensation and Warrants

Fair Value of Stock Based Compensation and Warrants

In determining the fair value of share based payments the calculated amounts are not based on historical cost, but is derived based on assumptions (such as the expected volatility of the price of the underlying security, expected hold period before exercise, dividend yield and the risk-free rate of return) input into a pricing model. The model requires that management make forecasts as to future events, including estimates of: the average future hold period of issued stock options and compensation warrants before exercise, expiry or cancellation; future volatility of the Company’s share price in the expected hold period; dividend yield; and the appropriate risk-free rate of interest. The resulting value calculated is not necessarily the value that the holder of the option or warrant could receive in an arm’s length transaction, given that there is no market for the options or compensation warrants and they are not transferable. Similar calculations are made in estimating the fair value of the warrant component of an equity unit. The assumptions used in these calculations are inherently uncertain. Changes in these assumptions could materially affect the related fair value estimates.

Earnings (Loss) per Share

Earnings (Loss) per Share

The basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. The diluted earnings per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation.

Discontinued Operations

Discontinued Operations

A discontinued operation is a component of the Company’s business that represented a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Effective February 29, 2016, the Company disposed of its investment in 1354166 Alberta Ltd., (“1354166 Alberta”) and accordingly their operations were treated as discontinued operations.

Financial Instruments

Financial Instruments

Classification and Measurement

Financial instruments are measured at fair value on initial recognition of the instrument. Measurement in subsequent periods depends on whether the financial instrument has been classified as “fair value through profit and loss”, “loans and receivables”, “available-for-sale”, “held-to-maturity”, or “other financial liability” as defined by IAS 39, “Financial Instruments: Recognition and Measurement”.

Financial assets and financial liabilities at “fair value through profit or loss” and are measured at fair value with changes in fair value recognized in the statement of operations. Transaction costs are expensed when incurred. The Company has classified cash and derivative liabilities as “fair value through profit and loss”.

Financial instruments classified as “loans and receivables”, “held-to-maturity”, or “financial liabilities” are measured at amortized cost using the effective interest rate method of amortized cost. “Loans and receivables” are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. “Held-to-maturity” financial assets are non-derivative investments that an entity has the positive intention and ability to hold to maturity.

“Other financial liabilities measured at amortized cost” are those financial liabilities that are not designated as “fair value through profit or loss”. The Company has classified trade and other payables as “other financial liabilities”.

Financial assets classified as “available-for-sale” are measured at fair value, with changes in fair value recognized in other comprehensive income. The Company has classified its marketable securities as “available for sale”.

Cash	Cash Cash in the statement of financial position comprise cash held in banking institutions.
Marketable Securities

Marketable Securities

At each financial reporting period, the Company estimates the fair value of investments which are available-for-sale, which could be based on quoted closing bid ask spread prices or other measures for unquoted instruments. Adjustments to the fair value of the marketable securities at the financial position date are recorded to other comprehensive income until re-classified to the statement of operations.

Derivative Financial Instruments

Derivative Financial Instruments

The Company’s derivative instruments consisted of derivative liabilities in relation to its i) anti-dilution units issued; and ii); share purchase warrants with a US Dollar exercise price.

i)             The Company had issued Units that contained an anti-dilution provision such that if within 18 months of the issue date, the Company issued additional common shares for a consideration per share or with an exercise or conversion price per share, less than issue price (the “Adjusted Price”) the Holder shall be entitled to receive (for no additional consideration) additional Units in an amount such that, when added to the number of Units acquired by Holder under the agreement will equal the number of Units that the Holder would otherwise be entitled to receive had the transaction occurred at the Adjusted Price. The anti-dilution provision was considered a derivative and required fair value measurement at each reporting period. During the reporting periods August 31, 2016 and 2015 the Company determined that based on the market price being greater than the issue price per share, no additional common shares were required to be fair valued and recorded as a derivative liability.

ii)            In prior years, the Company had issued share purchase warrants with an exercise price in US dollars, rather than Canadian dollars (the functional currency of the Company). Such share purchase warrants are derivative instruments and the Company was required to re-measure the fair value at each reporting date. The fair value of these share purchase warrants are re-measured at each reporting date using the Black-Scholes option pricing model with changes recorded to the statement of operations.

Impairment

Impairment

Financial Assets

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate. Individually significant financial assets are tested for impairment on an individual basis. Remaining financial assets are assessed collectively in groups that share similar credit risk characteristics. All impairment losses are recognized in the statement of operations. An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost the reversal is recognized in profit or loss.

Income tax

Income tax

Income tax expense consists of current and deferred tax expense. Current and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income.

Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years.

Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized and the liability is settled. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or in equity depending on the item to which the adjustment relates.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Share-Based Compensation

Share-Based Compensation

The Company has a share-based compensation plan that grants stock options to employees and non-employees. This plan is an equity settled plan. The Company uses the fair value method for accounting for share-based awards to employees and non-employees.

The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest.

The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to contributed surplus.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the Company obtains the goods or the counterparty renders the service.

Warrants

Warrants

When the Company issues units comprising common shares and warrants, the Company follows the relative fair value method of accounting for warrants attached to and issued with common shares of the Company. Under this method, the fair value of the common shares is estimated and the fair value of the warrants issued is estimated using an option pricing model. The fair value is then prorated to the total of the net proceeds received on issuance of the common shares and the warrants.